Supplementary cash flow information - Non-cash (Credits) Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Depreciation and depletion	$ 378,892	$ 301,491
Share-based payments (Note 12)	22,571	17,129
(Impairment) reversal of impairment of long-lived assets (Note 8)	5,905	(174,309)
Net gain on disposal of Burkina Faso assets (Note 8)	(22,463)	0
Share of net income of associates (Note 8)	(17,543)	(22,167)
Write-down of mineral property interests (Note 8)	15	11,353
Non-cash interest and financing expense	8,797	12,806
Unrealized gains on derivative instruments (Note 14)	(12,884)	(5,336)
Deferred income tax (recovery) expense (Note 16)	(5,267)	52,102
Other	11,533	4,989
Non-cash (credits) charges	$ 369,556	$ 198,058